CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 36,140	$ 48,088	$ 0
Accounts receivable	99,977	0
Inventory	199,484	271,462	0
Prepaid expenses	7,864	0
Total current assets	343,465	319,550	0
Other assets
Intangibles - Trademarks		12,000	0
Branding agreement	2,700,000	0
Intellectual property	12,000	12,000
Total assets	3,055,465	331,550
Current liabilities
Accounts payable	91,916	19,035	9,763
Interest payable	33,996	28,689	0
Convertible notes, net of discounts	140,617	62,339
Convertible notes payable- related parties	830,616	252,608	100,165
Derivative liabilities	2,123,877	2,026,314
Notes payable	19,100	0
Total current liabilities	3,240,122	2,388,985	109,928
Total liabilities	3,240,122	2,388,985	109,928
Stockholders' deficit
Preferred stock - Class A Preferred Shares Authorized - 30,000,000, par value $0.001 Issued and outstanding- nil (2018 - 30,000)		0	30,000
Common stock - 150,000,000 shares authorized, $0.001 par value, 21,952,470 and 1,952,470 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	21,953	1,953	1,435
Additional paid in capital	7,562,548	4,868,548	5,089,066
Accumulated deficit	(7,769,158)	(6,927,936)	(5,230,429)
Total stockholders' equity (deficit)	(184,657)	(2,057,435)	(109,928)
Total liabilities and stockholders' equity (deficit)	3,055,465	331,550	0
Restricted Stock [Member]
Stockholders' deficit
Preferred stock - Class A Preferred Shares Authorized - 30,000,000, par value $0.001 Issued and outstanding- nil (2018 - 30,000)	$ 0	$ 0	$ 0